UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03512)

Exact name of registrant as specified in charter:	Putnam OTC & Emerging Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth Fund
The fund's portfolio
10/31/08 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Aerospace and defense (0.6%)
Spirit Aerosystems Holdings, Inc. Class A (NON)	109,100	$1,759,783

Airlines (1.2%)
Hawaiian Holdings, Inc. (NON) (S)	335,000	2,345,000
UAL Corp.	112,100	1,632,176
		3,977,176

Automotive (0.9%)
Copart, Inc. (NON)	84,000	2,931,600

Banking (4.4%)
BOK Financial Corp.	39,953	1,911,352
Capitol Federal Financial	48,662	2,263,270
City National Corp.	33,000	1,766,490
Comerica, Inc.	62,600	1,727,134
Commerce Bancshares, Inc.	32,500	1,536,600
Cullen/Frost Bankers, Inc.	30,700	1,718,279
First Citizens BancShares, Inc. Class A	10,900	1,666,828
UMB Financial Corp.	29,733	1,347,797
		13,937,750

Biotechnology (2.5%)
Martek Biosciences Corp. (NON) (S)	143,000	4,265,690
Medicines Co. (NON)	220,200	3,838,086
		8,103,776

Chemicals (2.5%)
Agrium, Inc. (Canada)	59,200	2,248,416
Airgas, Inc.	44,900	1,722,364
FMC Corp.	73,900	3,217,606
Terra Industries, Inc.	33,600	738,864
		7,927,250

Coal (1.6%)
Arch Coal, Inc.	70,800	1,515,828
Massey Energy Co.	158,320	3,655,609
		5,171,437

Commercial and consumer services (4.6%)
Alliance Data Systems Corp. (NON)	63,200	3,170,112
Brink's Co. (The)	44,700	2,167,503
Forrester Research, Inc. (NON)	74,200	2,081,310
Gartner, Inc. (NON)	113,300	2,084,720
H&R Block, Inc.	197,200	3,888,784
Watson Wyatt Worldwide, Inc. Class A	27,800	1,180,666
		14,573,095

Communications equipment (1.7%)
Comtech Telecommunications Corp. (NON)	25,022	1,211,565
F5 Networks, Inc. (NON)	119,700	2,970,954
Foundry Networks, Inc. (NON)	78,000	1,158,300
		5,340,819

Computers (1.6%)
National Instruments Corp.	100,200	2,545,080
Solera Holdings, Inc. (NON)	103,912	2,586,370
		5,131,450

Conglomerates (1.1%)
SPX Corp.	23,400	906,516
Walter Industries, Inc.	68,300	2,646,625
		3,553,141

Consumer finance (0.3%)
World Acceptance Corp. (NON)	57,200	1,057,056

Consumer goods (2.0%)
Church & Dwight Co., Inc.	77,500	4,579,475
Elizabeth Arden, Inc. (NON)	106,700	1,844,843
		6,424,318

Consumer services (0.4%)
TrueBlue, Inc. (NON)	146,500	1,220,345

Distribution (1.8%)
Spartan Stores, Inc.	214,800	5,797,452

Electronics (1.8%)
Altera Corp. (S)	148,200	2,571,270
Badger Meter, Inc. (S)	24,600	619,920
General Cable Corp. (NON)	81,700	1,395,436
Itron, Inc. (NON)	21,500	1,042,320
		5,628,946

Energy (other) (0.9%)
Covanta Holding Corp. (NON)	101,800	2,194,808
Optisolar, Inc. (acquired 7/30/08, cost $768,199)
(Private) (RES) (NON) (F)	123,903	768,199

		2,963,007

Engineering and construction (1.9%)
EMCOR Group, Inc. (NON)	60,100	1,067,977
Fluor Corp.	84,500	3,374,085
Quanta Services, Inc. (NON) (S)	80,800	1,596,608
		6,038,670

Food (1.6%)
Cal-Maine Foods, Inc. (S)	28,000	822,920
H.J. Heinz Co.	75,300	3,299,646
M&F Worldwide Corp. (NON)	44,400	1,023,420
		5,145,986

Forest products and packaging (0.7%)
Plum Creek Timber Company, Inc. (R) (S)	63,800	2,378,464

Health-care services (5.4%)
Amedisys, Inc. (NON)	50,900	2,871,269
Charles River Laboratories International, Inc. (NON)	67,500	2,418,525
Express Scripts, Inc. (NON)	47,300	2,866,853
Genoptix, Inc. (NON)	80,900	2,705,296
Omnicare, Inc. (S)	99,500	2,743,215
Psychiatric Solutions, Inc. (NON)	30,700	1,022,003
Quest Diagnostics, Inc.	33,700	1,577,160
Vivus, Inc. (NON)	141,100	859,299
		17,063,620

Insurance (1.7%)
AON Corp.	53,700	2,271,510
FPIC Insurance Group, Inc. (NON)	25,500	1,141,380
Marsh & McLennan Cos., Inc.	69,600	2,040,672
		5,453,562

Investment banking/Brokerage (1.6%)
Eaton Vance Corp.	112,500	2,475,000
LaBranche & Company, Inc. (NON)	429,700	2,677,031
		5,152,031

Machinery (1.4%)
Bucyrus International, Inc. Class A	104,500	2,521,585
Joy Global, Inc.	62,100	1,799,658
		4,321,243

Manufacturing (3.9%)
Flowserve Corp.	12,900	734,268
Knoll, Inc.	142,600	2,061,996
Matthews International Corp. Class A	136,600	6,096,458
Teleflex, Inc.	64,800	3,433,752
		12,326,474

Medical technology (12.9%)
American Medical Systems Holdings, Inc. (NON) (S)	256,800	2,778,576
Beckman Coulter, Inc.	35,000	1,747,200
C.R. Bard, Inc.	46,800	4,130,100
Conmed Corp. (NON)	80,300	2,103,860
Cynosure, Inc. Class A (NON)	82,100	719,196
Datascope Corp.	76,100	3,817,937
Edwards Lifesciences Corp. (NON) (S)	36,800	1,944,512
Haemonetics Corp. (NON)	47,000	2,775,820
Luminex Corp. (NON)	79,900	1,490,135
Masimo Corp. (NON)	73,200	2,341,668
Merit Medical Systems, Inc. (NON)	103,000	1,884,900
PerkinElmer, Inc.	79,800	1,431,612
Steris Corp.	70,300	2,393,012
Techne Corp. (S)	43,700	3,016,174
Varian Medical Systems, Inc. (NON)	48,900	2,225,439
West Pharmaceutical Services, Inc.	127,500	5,089,800
Zoll Medical Corp. (NON)	42,000	1,011,360
		40,901,301

Metals (2.9%)
Agnico-Eagle Mines, Ltd. (Canada)	36,900	1,020,285
AK Steel Holding Corp.	145,600	2,026,752
Cliffs Natural Resources, Inc.	28,900	780,011

Goldcorp, Inc. (Toronto Exchange) (Canada)	100,900	1,882,794
Steel Dynamics, Inc.	299,100	3,565,272
		9,275,114

Miscellaneous (0.7%)
Heckmann Corp. (NON)	289,501	2,165,467

Office equipment and supplies (0.4%)
HNI Corp.	66,302	1,214,653

Oil and gas (6.7%)
Comstock Resources, Inc. (NON)	80,476	3,977,124
Contango Oil & Gas Co. (NON)	30,857	1,697,135
EXCO Resources, Inc. (NON)	69,200	635,948
McMoRan Exploration Co. (NON)	252,574	3,584,025
OGX Petroleo E Gas Participa (Brazil) (NON)	16	2,048
Penn Virginia Corp. (S)	48,400	1,799,028
PetroHawk Energy Corp. (NON)	278,100	5,269,995
Petroquest Energy, Inc. (NON)	163,200	1,623,840
Whiting Petroleum Corp. (NON)	52,000	2,703,480
		21,292,623

Pharmaceuticals (7.9%)
Cephalon, Inc. (NON) (S)	45,600	3,270,432
Depomed, Inc. (NON)	409,704	884,961
Emergent Biosolutions, Inc. (NON)	164,345	2,959,853
King Pharmaceuticals, Inc. (NON)	197,400	1,735,146
Owens & Minor, Inc. (S)	127,900	5,534,233
Perrigo Co.	111,100	3,777,400
Valeant Pharmaceuticals International (NON) (S)	216,200	4,058,074
Watson Pharmaceuticals, Inc. (NON) (S)	107,500	2,813,275
		25,033,374

Publishing (1.0%)
Marvel Entertainment, Inc. (NON)	98,100	3,157,839

Restaurants (0.3%)
CEC Entertainment, Inc. (NON)	31,100	798,648

Retail (3.8%)
AutoZone, Inc. (NON)	31,600	4,022,364
Cash America International, Inc.	60,000	2,122,200
Dress Barn, Inc. (NON)	105,800	1,011,448
K-Swiss, Inc. Class A	70,300	1,063,639
NBTY, Inc. (NON)	106,500	2,488,905
Rent-A-Center, Inc. (NON)	105,100	1,534,460
		12,243,016

Schools (3.1%)
Apollo Group, Inc. Class A (NON)	38,300	2,662,233
Career Education Corp. (NON)	199,700	3,157,257
DeVry, Inc.	34,300	1,944,467
ITT Educational Services, Inc. (NON)	22,400	1,963,360
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238)
(Private) (RES) (NON) (F)	125,000	1,250
		9,728,567

Semiconductor (0.5%)
Hittite Microwave Corp. (NON)	52,200	1,710,594

Shipping (0.6%)
DryShips, Inc. (Greece) (S)	93,400	1,797,950

Software (1.9%)
Mantech International Corp. Class A (NON)	51,000	2,750,940
Sybase, Inc. (NON)	76,800	2,045,184
Websense, Inc. (NON)	64,875	1,266,360
		6,062,484

Staffing (0.6%)
Hewitt Associates, Inc. Class A (NON)	70,000	1,952,300

Technology (1.1%)
Affiliated Computer Services, Inc. Class A (NON)	81,500	3,341,500

Technology services (2.0%)
Acxiom Corp.	152,300	1,197,078
Global Payments, Inc.	40,500	1,640,655
SAIC, Inc. (NON)	197,900	3,655,213
		6,492,946

Telecommunications (0.9%)
NII Holdings, Inc. (NON)	112,100	2,887,696

Toys (0.8%)
Hasbro, Inc.	32,300	938,961

Leapfrog Enterprises, Inc. (NON) (S)	224,900	1,518,074
		2,457,035

Total common stocks (cost $386,374,704)		$305,891,558

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $2,240,735)
	Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
6/26/00, cost $2,240,735) (Private) (RES) (NON) (F)	878,186	$88

SHORT-TERM INVESTMENTS (14.7%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	21,164,132	$21,164,132
Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)	$21,429,519	21,424,508
U.S. Treasury Bills, for effective yields ranging from
0.12% to 0.54%, December 4, 2008	4,175,000	4,174,360

Total short-term investments (cost $46,763,000)		$46,763,000

TOTAL INVESTMENTS

Total investments (cost $435,378,439) (b)		$352,654,646

NOTES

(a) Percentages indicated are based on net assets of $317,996,352.

(b) The aggregate identified cost on a tax basis is $436,210,543, resulting in gross unrealized appreciation and depreciation of $8,084,203 and $91,640,100, respectively, or net unrealized depreciation of $83,555,897.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2008 was $769,537 or 0.2% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $20,846,118. The fund received cash collateral of $21,424,508 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $68,046 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $29,563,044 and $59,830,971, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$326,286,241	$--

Level 2	25,598,868	--

Level 3	769,537	--

Total	$352,654,646	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of October 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of July 31, 2008	$769,672	$--

Accrued discounts/premiums	--	--

Realized Gain / Loss	6,466	--
Change in net unrealized appreciation (depreciation)	(135)	--

Net Purchases / Sales	(6,466)	--

Net Transfers in and/or out of Level 3	--	--

Balance as of October 31, 2008	$769,537	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam OTC & Emerging Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008